Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan losses	$ 1,318,900	$ 1,318,700
Deferred compensation	534,300	560,600
Alternative minimum tax credits	792,700	657,300
Nonaccrual loan interest	320,600	408,600
Deferred loan fees	143,500	154,400
Other real estate owned	318,600	367,500
Accrued vacation expense	130,600	126,500
Accrued profit sharing	160,300	117,300
Loans fair value adjustments	919,400	1,534,800
Other	53,400	209,800
Net operating loss carryfoward	750,700	852,200
Total deferred tax assets	5,443,000	6,307,700
Deferred tax liabilities:
Unrealized gain on securities available-for-sale	719,700	727,500
Federal Home Loan Bank stock dividends	849,200	769,600
Capitalized mortgage servicing rights	401,700	414,100
Prepaid expenses	87,600	55,800
Acquisition intangibles	2,470,600	2,230,300
Bad debt reserve recapture		298,400
Trust preferred fair value adjustment	211,000	222,500
Other	20,500	55,500
Total deferred tax liabilities	4,760,300	4,773,700
Net deferred tax assets (liabilities)	$ 682,700	$ 1,534,000